Provisions	3 Months Ended
Jun. 30, 2019
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 15 Provisions and contingent liabilities

a) Provisions

The table below presents an overview of total provisions recognized under both IAS 37 and IFRS 9.

USD million	30.6.19	31.3.19	31.12.18
Provisions recognized under IAS 37	2,855	3,030	3,341
Provisions for off-balance sheet financial instruments	80	91	79
Provisions for other credit lines	42	43	37
Total provisions	2,978	3,165	3,457

The following table presents additional information for provisions recognized under IAS 37.

USD million	Operational risks[2]	Litigation, regulatory and similar matters[3]	Restructuring	Real estate	Employee benefits[6]	Other	Total
Balance as of 31 December 2018	45	2,827	215	122	55	77	3,341
Adjustment from adoption of IFRS 16[1]	0	0	(103)	(28)	0	0	(131)
Balance as of 1 January 2019	45	2,827	112	94	55	77	3,210
Balance as of 31 March 2019	43	2,677	95	90	54	72	3,030
Increase in provisions recognized in the income statement	2	40	8	0	1	2	53
Release of provisions recognized in the income statement	0	(35)	(3)	0	(1)	0	(39)
Provisions used in conformity with designated purpose	(3)	(184)	(14)	0	0	(1)	(203)
Reclassifications	0	0	0	0	0	(1)	(1)
Foreign currency translation / unwind of discount	1	11	0	1	0	1	15
Balance as of 30 June 2019	43	2,509	86[4]	90[5]	55	73	2,855
1 Refer to Note 1 for more information. 2 Comprises provisions for losses resulting from security risks and transaction processing risks. 3 Comprises provisions for losses resulting from legal, liability and compliance risks. 4 Primarily consists of personnel-related restructuring provisions of USD 18 million as of 30 June 2019 (31 March 2019: USD 25 million; 31 December 2018: USD 40 million) and provisions for onerous contracts of USD 63 million as of 30 June 2019 (31 March 2019: USD 64 million; 31 December 2018: USD 170 million). 5 Consists of reinstatement costs for leasehold improvements of USD 82 million as of 30 June 2019 (31 March 2019: USD 81 million; 31 December 2018: USD 83 million) and provisions for onerous contracts of USD 9 million as of 30 June 2019 (31 March 2019: USD 9 million; 31 December 2018: USD 40 million). 6 Includes provisions for sabbatical and anniversary awards.

Restructuring provisions primarily relate to onerous contracts and severance payments. Onerous contracts for property are recognized when UBS AG is committed to pay for non-lease components, such as utilities, when a property is vacated or not fully recovered from subtenants. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs.

Information on provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 15b. There are no material contingent liabilities associated with the other classes of provisions.